Advances to Equity Accounted Joint Ventures - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Investments in and Advances to Affiliates [Line Items]
Advances to equity accounted joint venture partner	$ 933,812	$ 883,731
Yamal LNG Joint Venture [Member]
Investments in and Advances to Affiliates [Line Items]
Advances to equity accounted joint venture partner	112,700	96,900
Unpaid interest to partners	$ 6,800	4,800
Yamal LNG Joint Venture [Member] | LIBOR [Member]
Investments in and Advances to Affiliates [Line Items]
Variable interest rate on Debt	3.00%
Exmar LPG BVBA [Member]
Investments in and Advances to Affiliates [Line Items]
Advances to equity accounted joint venture partner	$ 57,800	57,800
Unpaid interest to partners	$ 700	$ 400
Repayment term	No fixed repayment terms
Exmar LPG BVBA [Member] | LIBOR [Member]
Investments in and Advances to Affiliates [Line Items]
Variable interest rate on Debt	0.50%